Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events

47.	Subsequent Events

Acquisition of Equity Interest in Monetus Investimentos Ltda. and Monetus Corretora de Seguros Ltda.

On January 4, 2022, upon compliance with the applicable conditions precedent, Pi Distribuidora de Títulos e Valores Mobiliários SA (“Pi”), Toro Corretora de Títulos e Valores Mobiliários SA (“Toro CTVM”), and Toro Investimentos SA ( “Toro Investimentos” and, together with Toro CTVM, “Toro”) formalized, together with the partners of Monetus Investimentos Ltda., and Monetus Corretora de Seguros Ltda. (together “Monetus”), the closing of the transaction resulting from the investment agreement and other covenants, formalized on June 15, 2021 (“Closing”). As a result of the Closing, Toro Investimentos now holds 100% of Monetus' share capital. Monetus, originally from Belo Horizonte, carries out its activities through an automated objective-based investment application, after considering the client's needs and risk profile, the application automatically creates, executes and monitors a diversified and personalized investment strategy that use the platform to undertake and serve customers in the best way.

Acquisition of Equity Interest in Mobills Labs Soluções em Tecnologia Ltda. and Mob Soluções em Tecnologia Ltda.

On January 4, 2022, upon compliance with the applicable conditions precedent, Pi Distribuidora de Títulos e Valores Mobiliários SA (“Pi”), Toro Corretora de Títulos e Valores Mobiliários SA (“Toro CTVM”), and Toro Investimentos SA ( “Toro Investimentos” and, together with Toro CTVM, “Toro”), formalized, together with the partners of Mobills Labs Soluções em Tecnologia Ltda., and Mob Soluções em Tecnologia Ltda (together “Mobills”), the closing of the transaction resulting from of the investment agreement and other covenants, formalized on June 15, 2021 (“Closing”). As a result of the Closing, Toro Investimentos now holds 100% of the share capital of Mobills. Based in Ceará, Mobills has a variety of financial applications that have a large user base, especially related to financial planning.

Acquisition of Equity Interest in CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.

On January 21, 2022, Santander Corretora de Seguros, Investimentos e Serviços S.A. ("Santander Corretora"), together with other investors – including Banco BTG Pactual S.A. and CBOE III, LLC – formalized, together with CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A. ("CSD BR ") and their respective shareholders, an investment agreement for the subscription of a minority equity interest in CSD BR ("Transaction ").  CSD BR operates as a register of financial assets, derivatives, securities and insurance policies, authorized by the Central Bank of Brazil, the Brazilian Securities and Exchange Commission (Comissão de Valores Mobiliários) and the Superintendence of Private Insurance (Superintendência de Seguros Privados). The effectiveness of the Transaction will be subject to the conclusion of the definitive instruments and the implementation of certain customary precedent conditions, with the applicable regulatory approvals. After the implementation of these conditions and with the closing of the Transaction, Santander Corretora's equity interest in CSD BR will be 20% (twenty percent).

Deliberation on Interim Dividends and Interest on Equity

The Board of Directors, at a meeting held on February 1, 2022, approved the proposal of the Executive Board, ad referendum of the Annual General Meetings to be held in 2022 and 2023 respectively, for the distribution of Interim Dividends, in the amount of R$ 1,300,000,000.00 (one billion, three hundred million reais), based on the profit for the year calculated until the balance sheet of December 31, 2021 and Interest on Equity, in the gross amount of R$ 1,700,000,000.00 (one billion and seven hundred million reais), based on the balance of the Company's Dividend Equalization Reserve. Shareholders who are registered in the Bank's records at the end of February 10, 2022 (inclusive) will be entitled to Dividends and Interest on Equity. Thus, as of February 11, 2022 (inclusive), the Bank's shares will be traded “Ex-Dividends and Ex-Interest on Equity”. The amount of Dividends and Interest on Equity will be paid as of March 4, 2022. Dividends will be fully allocated to the minimum mandatory dividends to be distributed by the Bank, referring to the year 2021 and Interest on Equity will be imputed in full to the mandatory minimum dividends to be distributed by the Bank, referring to the year 2022, without any monetary restatement for both. The decision was approved by the Fiscal Council, as per the meeting held on the same date.